Retirement Benefits (Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 31
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	29
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	28
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	26
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	24
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	87
Funded Plans [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	82
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	77
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	67
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	61
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	56
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	220
Unfunded Plans [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	8
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	7
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 23